UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-09123
                                   --------------

                               AMIDEX Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2621 Van Buren Avenue           Norristown, PA         19403
--------------------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)


InCap Service Company 630 Fitzwatertown Road "A" Willow Grove, PA  19090-1904
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 610- 666-1330
                                                   ------------------

Date of fiscal year end: 05/31/2004
                        ---------------

Date of reporting period:05/31/2004
                         --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO SHAREHOLDERS

          The following is a copy of the annual report to shareholders for the period ended May 31, 2004 pursuant to rule 30e-1 under the Investment Company Act of 1940.

        FOR MORE INFORMATION


         Visit Our Website:                       ANNUAL REPORT
           www.amidex.com

                                                  May 31, 2004

               Email:
           info@amidex.com


                                                     AMIDEX
                                                  ------------
         Call Us Toll Free:                       MUTUAL FUNDS
           1-888-876 3566









                Mail:
         AMIDEX Funds, Inc.                    AMIDEX Funds, Inc.
           c/o InCap Group                       c/o InCap Group
       630-A Fitzwatertown Rd.               630-A Fitzwatertown Rd.
       Willow Grove, PA 19090                Willow Grove, PA 19090

AMIDEXTM Funds, Inc.

President's Letter & Management's Discussion of Fund Performance

May 31, 2004

Dear AMIDEXTM Funds, Inc. Shareholder,

Enclosed please find the Annual Report for the AMIDEXTM Funds, Inc. for the fiscal year ended May 31, 2004.

The AMIDEXTM Funds enjoyed improved performance during the last fiscal year. Our AMIDEX35TM Israel Mutual Fund benefited from improving demand for technology-related products, resumption of strong exports of Israeli products, and from an end of the recession in Israel. For the 12-month period ending May 31, 2004, the AMIDEX35TM Israel Mutual Fund Class NL, Class A and Class C returned 19.72%, 19.60% and 18.78%, respectively. For the same period, the S&P500 Total Return Index rose 18.33%. Since inception on June 8, 1999, the AMIDEX35TM Israel Mutual Fund Class NL had a cumulative return of -6.02%. For the same period the S&P500 Index fell 8.50%. Since inception on November 19, 1999, the AMIDEX35TM Israel Mutual Fund Class A had cumulative return of -23.88%. Since inception on May 19, 2000, the AMIDEX35TM Israel Mutual Fund Class C had a cumulative return of -44.55%.

Our AMIDEXTM Cancer Innovations and Healthcare Mutual Fund rose 21.41% for the 12 month period ending May 31, 2004 as interest in and hope for better cancer diagnostic and treatment options continue to move toward the market. For the same period the Russell 2000 Healthcare Index rose 36.31%. Since inception on November 1, 2001, the AMIDEXTM Cancer Innovations & Healthcare Mutual Fund had a cumulative return of 3.20% and the Russell 2000 Healthcare Index returned 14.39% for the same period.

As you may recall, we solicited proxies for shareholder votes on a number of issues during the last year. As previously reported, one proposition, to amend the AMIDEXTM articles of incorporation, required an affirmative vote of two-thirds of all shareholders. The proxy statement was long and complicated, and on this one proposal, we did not receive enough responses to approve the proposal. We have decided that the cost of continuing to solicit votes on this proposal outweighs the benefits to the shareholders, and have therefore suspended further efforts to amend the articles for now. We will revisit the issue and give consideration to other options in the months ahead.

Another development was the changing of the name of our Israeli fund from the AMIDEX35TM Mutual Fund to the AMIDEX35TM Israel Mutual Fund to give prospective shareholders a clearer understanding of the focus of the Fund.

The AMIDEX35TM Israel Mutual Fund will likely remain vulnerable to political developments in the region. Although the Tel Aviv Stock Exchange has performed quite well, world perceptions of Israel are often tainted by media distortions of the impact of the political situation on the Israeli market. The fundamentals of the Israeli economy are improving, but the media remains focused on regional political issues. Hopefully, there will be fewer stories to sensationalize, and more attention will be paid to the remarkable achievements of the Israeli people.

Our primary investment strategies and objectives remain unchanged. Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

We continue to believe in the merits of investing in our AMIDEX35TM Israel Mutual Fund and our AMIDEXTM Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.


Best regards,



Cliff Goldstein
President, AMIDEXTM Funds, Inc.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEX35TM ISRAEL MUTUAL FUND AND THE S&P 500 TOTAL RETURN INDEX

AMIDEX35TM Isreal Mutual Fund

                  No-Load      Class A      Class C     S&P 500 Total Return
                  -------      -------      -------     --------------------
08-Jun-99         10,000                                      10,000
19-Nov-99         12,460        9,600                         10,855
30-Nov-99         12,300        9,620                         10,606
19-May-00         17,080        12,520      10,000            10,804
31-May-00         17,050        13,340      10,320            10,914
30-Nov-00         15,100        11,800      9,098             10,159
31-May-01         12,554        9,744       7,498             9,762
30-Nov-01         9,004         7,003       5,412             8,917
31-May-02         6,464         5,024       3,873             8,410
30-Nov-02         6,363         4,953       3,802             7,444
31-May-03         7,850         6,110       4,668             7,732
30-Nov-03         8,943         6,952       5,290             8,568
31-May-04         9,398         7,308       5,545             9,150



                                     Average Annual Total Return
----------------------------- ----------------------------------------------- -----------------------------------------------
                               Commencement of Operations through 05/31/04               One Year Ending 05/31/04
----------------------------- ----------------------- ----------------------- ----------------------- -----------------------
S&P 500 Total Return                         (1.77)%                                          18.33%
----------------------------- ----------------------- ----------------------- ----------------------- -----------------------
No-Load Class(1)                             (1.24)%                                          19.72%
----------------------------- ----------------------- ----------------------- ----------------------- -----------------------
                                   With sales charge   Without sales charge     With sales charge      Without sales charge
Class A(2)                                   (6.68)%                 (5.84)%                  14.83%                  19.60%
----------------------------- ----------------------- ----------------------- ----------------------- -----------------------
                                     With contingent    Without contingent       With contingent        Without contingent
                               deferred sales charge  deferred sales charge   deferred sales charge   deferred sales charge
Class C(3)                                  (13.60)%                (13.60)%                  17.69%                  18.78%
----------------------------- ----------------------- ----------------------- ----------------------- -----------------------


(1) The AMIDEX35(TM)Israel Mutual Fund No-Load shares commenced operations on June 8, 1999.
(2) The AMIDEX35(TM)Israel Mutual Fund Class A shares commenced operations on November 19, 1999.
(3) The AMIDEX35(TM)Israel Mutual Fund Class C shares commenced operations on May 19, 2000.

     Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

     The above graph depicts the performance of the AMIDEX35(TM) Israel Mutual Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor's Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest direct in any index.

     As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX35(TM) Israel Mutual Fund, which will not invest in certain securities comprising this index.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND AND THE RUSSELL 2000 HEALTH CARE INDEX

AMIDEXTM Cancer Innovations & Healthcare Fund

                     Class A (1)       RUSSELL 2000 Healthcare
                     -----------       -----------------------
11/1/2001               9,450                    10,000
11/30/2001              9,726                    10,256
12/31/2001              9,301                    10,751
1/31/2002               8,781                    9,842
2/28/2002               8,837                    9,106
3/31/2002               8,894                    9,796
4/30/2002               7,987                    9,479
5/31/2002               7,675                    8,960
6/30/2002               7,004                    8,001
7/31/2002               6,938                    6,967
8/31/2002               6,805                    6,836
9/30/2002               6,427                    6,561
10/31/2002              6,862                    6,695
11/30/2002              7,013                    7,154
12/31/2002              6,730                    6,682
1/31/2003               6,758                    6,442
2/28/2003               6,522                    6,191
3/31/2003               6,815                    6,551
4/30/2003               7,297                    7,242
5/31/2003               8,034                    8,392
6/30/2003               8,261                    8,582
7/31/2003               8,507                    9,414
8/31/2003               8,270                    9,653
9/30/2003               8,280                    9,676
10/31/2003              8,450                    9,991
11/30/2003              8,592                    10,295
12/31/2003              9,093                    10,555
1/31/2004               9,244                    11,424
2/29/2004               9,584                    11,314
3/31/2004               9,253                    11,454
4/30/2004               9,754                    11,600
5/31/2004               9,754                    11,439



                                                                      Average Annual Total Return
----------------------------- ------------------------------------------- -------------------------------------------
                                  Commencement of Operations through
                                               05/31/04                            One Year Ending 05/31/04
----------------------------- ------------------------------------------- -------------------------------------------

Russell 2000 Healthcare                         5.35%                                       36.31%
----------------------------- ------------------------------------------- -------------------------------------------
                               With sales charge   Without sales charge     With sales charge  Without sales charge
        Class A (1)                      (0.96)%                   1.23%               14.79%                 21.41%
----------------------------- ------------------- ----------------------- -------------------- ----------------------


(1) The AMIDEX(TM) Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.

     Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

     The above graph depicts the performance of the AMIDEX(TM) Cancer Innovations & Healthcare Fund versus the Russell 2000 Health Care Index. The Russell 2000 Health Care Index is a capitalization-weighted index of companies involved in medical services or health care. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest direct in any index.

     As with any fund, save an index fund, that commonly compares its performance to the Russell 2000 Health Care Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund's investments and the securities comprising the index; so too with the AMIDEX(TM) Cancer Innovations & Healthcare Fund, which will not invest in certain securities comprising this index.

AMIDEXTM Funds, Inc.
THE AMIDEX35TM  ISRAEL MUTUAL FUND                                 ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
May 31, 2004

                                                        Shares         Value
                                                     ------------   ------------

ISRAEL - 34.85%

COMMON STOCK - 34.85%

Banking & Insurance - 13.99%
Bank Hapoalim Ltd.                                        214,628   $    549,354
Bank Leumi Le-Israel                                      243,116        446,908
Israel Discount Bank Ltd. Class A *                       174,810        184,745
Clal Insurance Enterprise Holdings, Ltd.                    8,756        140,287
Migdal Insurance Holdings                                 178,216        242,296
United Mizrahi Bank Ltd.                                   38,915        129,036
                                                                    ------------
                                                                       1,692,626
                                                                    ------------

Chemicals - 5.20%
Israel Chemicals Ltd.                                     211,835        364,403
Makhteshim-Agan Industries Ltd.                            63,487        265,327
                                                                    ------------
                                                                         629,730
                                                                    ------------

Diversified Holdings - 8.27%
Africa Israel Investments, Ltd.                             8,290        164,713
Clal Industries & Investments                              26,851        128,181
Discount Investment Corp.                                   7,860        181,252
IDB Development Corp. Ltd.                                  9,829        225,369
IDB Holding Corp. Ltd.                                      6,490        111,926
Israel Corp. Ltd.                                           1,188        189,820
                                                                    ------------
                                                                       1,001,261
                                                                    ------------

Food - 1.51%
Osem Investment Ltd.                                       16,670        182,550
                                                                    ------------

Medical Products - 0.93%
Agis Industries (1983) Ltd.                                 4,000        112,262
                                                                    ------------

Oil Companies - 1.06%
Delek Group Ltd.                                            1,564        127,752
                                                                    ------------

Telecommunications - 3.89%
Bezeq Israeli Telecommunications Corp. Ltd.               443,090        470,402
                                                                    ------------

Total Common Stock (Cost $5,027,169)                                   4,216,583
                                                                    ------------

Total Israel (Cost $5,027,169)                                      $  4,216,583
                                                                    ------------

AMIDEXTM Funds, Inc.
THE AMIDEX35TM  ISRAEL MUTUAL FUND                                 ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
May 31, 2004

                                                        Shares         Value
                                                     ------------   ------------

UNITED STATES - 64.27%

COMMON STOCK - 60.78%

Computer Software - 25.47%
Amdocs Ltd. *                                              34,603   $    854,002
Check Point Software Technologies Ltd. *                   44,995      1,069,981
DSP Group, Inc. *                                           4,705        123,836
M-Systems Flash Disk Pioneers Ltd. *                        4,500         83,070
Mercury Interactive Corp. *                                17,585        843,072
Verint Systems, Inc. *                                      3,500        107,695
                                                                    ------------
                                                                       3,081,656
                                                                    ------------

Digital Imaging - 3.60%
Creo, Inc. *                                                8,600         69,402
Electronics for Imaging, Inc. *                             9,428        261,721
Orbotech Ltd. *                                             5,382        104,357
                                                                    ------------
                                                                         435,480
                                                                    ------------

Electronic Equipment - 0.70%
Zoran Corp. *                                               4,800         84,336
                                                                    ------------

Medical Products - 1.05%
Given Imaging Ltd. *                                        4,010        127,077
                                                                    ------------

Pharmaceuticals - 21.73%
Taro Pharmaceutical Industries Ltd. *                       6,500        286,650
Teva Pharmaceutical Industries Ltd. ADR                    35,408      2,342,947
                                                                    ------------
                                                                       2,629,597
                                                                    ------------

Telecommunications - 8.23%
ECI Telecom Ltd. *                                         16,000         83,840
ECtel Ltd. *                                                  841          2,187
Comverse Technology, Inc. *                                33,977        600,374
Partner Communications ADR *                               33,100        257,518
Ulticom, Inc. *                                             5,500         51,700
                                                                    ------------
                                                                         995,619
                                                                    ------------

Total Common Stock (Cost $12,135,210)                               $  7,353,765
                                                                    ------------

SHORT-TERM INVESTMENTS - 3.49%
First American Treasury Obligations
Fund, 0.31% ** (Cost $423,031)                            423,031        423,031
                                                                    ------------

Total United States (Cost $12,558,241)                              $  7,776,796
                                                                    ------------

TOTAL INVESTMENTS (COST $17,585,410) - 99.12%                       $ 11,993,379
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.88%                            105,994
                                                                    ------------
NET ASSETS - 100%                                                   $ 12,099,373
                                                                    ============



*     Non-income producing security.
** Rate shown represents the rate at May 31, 2004, is subject to change and resets daily. ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
May 31, 2004

                                                        Shares         Value
                                                     ------------   ------------

COMMON STOCK - 96.64%

Biotechnology - 40.91%
Amgen, Inc. *                                                 380   $     20,786
Biogen Idec, Inc. *                                         1,175         73,026
Chiron Corp. *                                                800         35,800
Enzon Pharmaceuticals, Inc. *                                 100          1,437
Genentech, Inc. *                                           4,000        239,240
Genzyme Corp. *                                               900         39,222
Human Genome Sciences, Inc. *                                 300          3,261
Immunomedics, Inc. *                                          100            606
Millennium Pharmaceuticals, Inc. *                            900         13,419
Myriad Genetics, Inc. *                                       100          1,659
Protein Design Labs, Inc. *                                   200          3,902
                                                                    ------------
                                                                         432,358
                                                                    ------------

Healthcare Products - 10.02%
Beckman Coulter, Inc.                                         300         18,150
Cytyc Corp. *                                                 200          4,380
Johnson & Johnson                                           1,200         66,852
Varian Medical Systems, Inc. *                                200         16,580
                                                                    ------------
                                                                         105,962
                                                                    ------------

Pharmaceuticals - 45.71%
Abbott Laboratories                                           500         20,605
Abgenix, Inc. *                                               200          3,024
AstraZeneca Plc. ADR                                          600         28,140
Bristol-Myers Squibb Co.                                      600         15,162
Celgene Corp. *                                               200         11,400
Cell Therapeutics, Inc. *                                     100            700
Celltech Group Plc. ADR *                                     600         11,910
Elan Corp. Plc. ADR *                                         100          2,349
Eli Lilly & Co.                                               400         29,468
Gilead Sciences, Inc. *                                       800         52,368
GlaxoSmithKline Plc. ADR                                    1,100         46,695
Hospira, Inc. *                                                50          1,282
ILEX Oncology, Inc. *                                         100          2,315
ImClone Systems, Inc. *                                       300         22,200
Medarex, Inc. *                                               200          1,674
Medimmune, Inc. *                                           1,100         26,477
Merck & Co., Inc.                                             900         42,570
Novartis AG ADR                                             1,000         45,170
Pfizer, Inc.                                                2,300         81,282

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
May 31, 2004

                                                        Shares         Value
                                                     ------------   ------------

QLT, Inc. *                                                   100   $      2,310
Schering-Plough Corp.                                         600         10,140
Tularik, Inc. *                                               100          2,474
Valeant Pharmaceuticals International                         200          3,656
Vertex Pharmaceuticals, Inc. *                                200          1,760
Wyeth                                                         500         18,000
                                                                    ------------
                                                                         483,131
                                                                    ------------

TOTAL COMMON STOCK (Cost $968,375)                                  $  1,021,451
                                                                    ------------

SHORT-TERM INVESTMENTS - 2.02%
First American Treasury Obligations
Fund, 0.31% ** (Cost $21,364)                              21,364         21,364
                                                                    ------------

TOTAL INVESTMENTS (COST $989,739 ) - 98.66%                         $  1,042,815
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.34%                             14,135
                                                                    ------------
NET ASSETS - 100%                                                   $  1,056,950
                                                                    ------------


*     Non-income producing security.
** Rate shown represents the rate at May 31, 2004, is subject to change and resets daily.
ADR - American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM  Funds, Inc.                                              ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - May 31, 2004
--------------------------------------------------------------------------------

                                                                                 AMIDEX35TM
                                                                             Israel Mutual Fund
                                                                             ------------------
Assets:
     Investments, at market (cost: $17,585,410)                                 $ 11,993,379
     Receivables:
          Dividends                                                                    3,650
          Interest                                                                        71
          Fund shares sold                                                           136,520
     Prepaid expenses                                                                 18,125
     Receivable from Advisor                                                           9,049
     Other receivables                                                                 2,513
                                                                                ------------
                          Total assets                                            12,163,307
                                                                                ------------

Liabilities:
     Payables:
          Investment advisory and administrative fees                                  8,822
          Distribution fees                                                           13,605
          Other liabilities and accrued expenses                                      41,507
                                                                                ------------
                          Total liabilities                                           63,934
                                                                                ------------
Net Assets                                                                      $ 12,099,373
                                                                                ============

Net Assets consist of:
          Common stock                                                          $        144
          Additional paid-in capital                                              22,694,870
          Accumulated realized loss on investments                                (5,003,610)
          Net unrealized depreciation on investments                              (5,592,031)
                                                                                ------------

Total Net Assets (1,441,499 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for both the AMIDEX35TM Israel Mutual Fund and the
     AMIDEXTM Cancer
     Innovations & Healthcare Fund)                                             $ 12,099,373
                                                                                ============

No-load class shares:
Net Assets applicable to 909,884 shares outstanding (Note 2)                    $  8,453,781
                                                                                ============
Net Asset Value, offering and redemption price per share                        $       9.29
                                                                                ============

Class A shares:
Net Assets applicable to 428,517 shares outstanding (Note 2)                    $  3,084,957
                                                                                ============
Net Asset Value and redemption price per share                                  $       7.20
                                                                                ============

Offering price per share Class A                                                $       7.62
                                                                                ============

Class C shares:
Net Assets applicable to 103,098 shares outstanding (Note 2)                    $    560,635
                                                                                ============
Net Asset Value and offering price per share                                    $       5.44
                                                                                ============

Redemption price per share Class C                                              $       5.39
                                                                                ============


    The accompanying notes are an integral part of the financial statements.

AMIDEXTM  Funds, Inc.                                              ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - May 31, 2004
--------------------------------------------------------------------------------

                                                                                AMIDEXTM Cancer
                                                                                  Innovations
                                                                               & Healthcare Fund
                                                                               -----------------
Assets:
     Investments, at market (cost: $989,739)                                      $  1,042,815
     Receivables:
          Investments sold                                                              23,352
          Dividends                                                                      1,706
          Interest                                                                           6
     Prepaid expenses                                                                    3,310
     Receivable from Advisor                                                             1,215
     Other receivables                                                                     539
                                                                                  ------------
                          Total assets                                               1,072,943
                                                                                  ------------

Liabilities:
     Payables:
          Fund shares redeemed                                                           9,405
          Investment advisory and administrative fees                                      809
          Distribution fees                                                                465
          Other liabilities                                                              5,314
                                                                                  ------------
                          Total liabilities                                             15,993
                                                                                  ------------
Net Assets                                                                        $  1,056,950
                                                                                  ============

Net Assets consist of:
          Common stock                                                            $         11
          Additional paid-in capital                                                   991,673
          Accumulated undistributed realized gain on investments                        12,190
          Net unrealized appreciation on investments                                    53,076
                                                                                  ------------

Total Net Assets (102,374 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for both the AMIDEX35TM Israel Mutual Fund and the
     AMIDEXTM Cancer Innovations & Healthcare Fund)                               $  1,056,950
                                                                                  ============




Class A shares:
Net Assets applicable to 102,374 shares outstanding (Note 2)                      $  1,056,950
                                                                                  ============
Net Asset Value and redemption price per share                                    $      10.32
                                                                                  ============

Offering price per share Class A                                                  $      10.92
                                                                                  ============


    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  AMIDEX35TM
                                                              Israel Mutual Fund

                                                              For the year ended
                                                                 May 31, 2004
                                                              ------------------

Investment income:
     Interest                                                    $        814
     Dividends (net of foreign taxes: $41,232)                        134,449
                                                                 ------------
         Total investment income                                      135,263
                                                                 ------------

Expenses:
     Investment advisory fees                                          56,375
     Distribution fees - No-load Class                                 19,110
     Distribution fees - Class A                                        6,278
     Distribution fees - Class C                                        5,497
     Accounting and transfer agent fees                               109,159
     Consulting fees                                                   21,378
     Audit fees                                                        30,643
     Out of pocket expenses                                            18,936
     Insurance fees                                                    19,111
     Custody fees                                                      18,224
     Registration fees                                                 13,457
     Shareholder reporting fees                                         8,205
     Legal fees                                                         7,877
     Administrative fees                                                7,411
     Printing fees                                                     11,223
     Trustee fees                                                       2,746
     Tax expense                                                        1,420
     Miscellaneous                                                     19,157
                                                                 ------------
         Total expenses                                               376,207
                                                                 ------------

     Net investment loss                                             (240,944)
                                                                 ------------

Realized and unrealized gain (loss) on investments:
     Net realized loss on investments                                (554,612)
     Net change in unrealized depreciation on investments           2,602,983
                                                                 ------------
                                                                    2,048,371
                                                                 ------------

Net increase in net assets resulting from operations             $  1,807,427
                                                                 ============


    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                     AMIDEXTM Cancer Innovations
                                                          & Healthcare Fund

                                                         For the year ended
                                                            May 31, 2004
                                                     ---------------------------

Investment income:
     Interest                                                $         40
     Dividends                                                     10,011
                                                             ------------
         Total investment income                                   10,051
                                                             ------------

Expenses:
     Investment advisory fees                                       5,100
     Distribution fees - Class A                                    2,523
     Accounting and transfer agent fees                            10,797
     Consulting fees                                                2,589
     Custody fees                                                   4,712
     Registration fees                                              2,956
     Insurance fees                                                 2,276
     Audit fees                                                     3,191
     Out of pocket expenses                                         2,070
     Tax expense                                                    1,320
     Legal fees                                                       897
     Administrative fees                                              685
     Printing fees                                                    956
     Trustee fees                                                     259
     Miscellaneous                                                  5,718
                                                             ------------
         Total expenses                                            46,049
                                                             ------------

     Net investment loss                                          (35,998)
                                                             ------------

Realized and unrealized gain (loss) on investments:
     Net realized gain on investments                              22,458
     Net change in unrealized appreciation on investments         206,454
                                                             ------------
                                                                  228,912
                                                             ------------

Net increase in net assets resulting from operations         $    192,914
                                                             ============


    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               AMIDEX35TM Israel Mutual Fund


                                                                Year Ended      Year Ended
Increase in Net Assets                                         May 31, 2004    May 31, 2003
                                                               ------------    ------------
Operations:
     Net investment loss                                       $   (240,944)   $   (210,432)
     Net realized loss on investments                              (554,612)     (1,143,686)
     Net change in unrealized depreciation on investments         2,602,983       2,918,399
                                                               ------------    ------------
Net increase in net assets resulting from operations              1,807,427       1,564,281
                                                               ------------    ------------


Increase in net assets from Fund share transactions (Note 2)        861,468          39,165
                                                               ------------    ------------

Total increase in net assets                                      2,668,895       1,603,446

Net Assets:
     Beginning of period                                          9,430,478       7,827,032
                                                               ------------    ------------
     End of period                                             $ 12,099,373    $  9,430,478
                                                               ============    ============


    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        AMIDEXTM Cancer Innovations & Healthcare Fund

                                                                Year Ended      Year ended
                                                               May 31, 2004    May 31, 2003
                                                               ------------    ------------
Increase in Net Assets
Operations:
     Net investment loss                                       $    (35,998)   $    (19,769)
     Net realized gain (loss) on investments                         22,458          (7,622)
     Net change in unrealized appreciation on investments           206,454          56,156
                                                               ------------    ------------
Net increase in net assets resulting from operations                192,914          28,765
                                                               ------------    ------------


Decrease in net assets from Fund share transactions (Note 2)        (81,756)       (121,334)
                                                               ------------    ------------

Total increase (decrease) in net assets                             111,158         (92,569)

Net Assets:
     Beginning of period                                            945,792       1,038,361
                                                               ------------    ------------
     End of period                                             $  1,056,950    $    945,792
                                                               ============    ============


    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                                                                        ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period
-------------------------------------------------------------------------------------------------------------------------

                                                                        AMIDEX35TM Israel Mutual Fund
                                                                              No-Load Class
                                                -------------------------------------------------------------------------

                                                For the Year   For the Year   For the Year   For the Year  For the Period
                                                   Ended          Ended           Ended          Ended         Ended
                                                May 31, 2004   May 31, 2003   May 31, 2002   May 31, 2001   May 31, 20001
                                                 ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period             $     7.76     $     6.39     $    12.41     $    17.05     $    10.00
                                                 ----------     ----------     ----------     ----------     ----------

Investment Operations:
    Net investment loss                               (0.19)         (0.18)         (0.14)         (0.22)         (0.23)
    Net realized and unrealized gain (loss) on
       investments                                     1.72           1.55          (5.88)         (4.22)          7.28
                                                 ----------     ----------     ----------     ----------     ----------
         Total from investment operations              1.53           1.37          (6.02)         (4.44)          7.05
                                                 ----------     ----------     ----------     ----------     ----------

Distributions:
    From net realized capital gain                       --             --             --          (0.20)            --
                                                 ----------     ----------     ----------     ----------     ----------
         Total distributions                             --             --             --          (0.20)            --
                                                 ----------     ----------     ----------     ----------     ----------

Net Asset Value, End of Period                   $     9.29     $     7.76     $     6.39     $    12.41     $    17.05
                                                 ==========     ==========     ==========     ==========     ==========

Total Return (a)                                     19.72%         21.44%       (48.51)%       (26.37)%         70.50%

Ratios/Supplemental Data
    Net assets, end of period (in 000's)         $    8,454     $    6,799     $    5,360     $   11,462     $   10,981
    Ratio of expenses to average net assets:          3.47%          3.53%          2.20%          2.20%          2.85%2
    Ratio of net investment loss to
      average net assets:                           (2.21)%        (3.02)%        (1.61)%        (1.36)%        (1.50)%2
    Portfolio turnover rate                          14.62%          8.72%         27.70%         41.60%         18.16%

1 The AMIDEX35TM Israel Mutual Fund No-load Class shares commenced operations on June 8, 1999.
2     Annualized
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                                                                          ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period
---------------------------------------------------------------------------------------------------------------------------

                                                                       AMIDEX35TM Israel Mutual Fund
                                                                                  Class A
                                                 --------------------------------------------------------------------------

                                                 For the Year   For the Year   For the Year   For the Year   For the Period
                                                    Ended          Ended          Ended          Ended          Ended
                                                 May 31, 2004   May 31, 2003   May 31, 2002   May 31, 2001   May 31, 20001
                                                  ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period              $     6.02     $     4.95     $     9.62     $    13.33     $     9.60
                                                  ----------     ----------     ----------     ----------     ----------

Investment Operations:
     Net investment loss                               (0.15)         (0.14)         (0.11)         (0.20)         (0.10)
     Net realized and unrealized gain (loss) on
        investments                                     1.33           1.21          (4.56)         (3.31)          3.83
                                                  ----------     ----------     ----------     ----------     ----------
          Total from investment operations              1.18           1.07          (4.67)         (3.51)          3.73
                                                  ----------     ----------     ----------     ----------     ----------

Distributions:
     From net realized capital gain                       --             --             --          (0.20)            --
                                                  ----------     ----------     ----------     ----------     ----------
          Total distributions                             --             --             --          (0.20)            --
                                                  ----------     ----------     ----------     ----------     ----------

Net Asset Value, End of Period                    $     7.20     $     6.02     $     4.95     $     9.62     $    13.33
                                                  ==========     ==========     ==========     ==========     ==========

Total Return (a)                                      19.60%         21.62%       (48.54)%       (26.75)%         38.85%

Ratios/Supplemental Data
     Net assets, end of period (in 000's)         $    3,085     $    2,142     $    2,003     $    3,930     $      645
     Ratio of expenses to average net assets:          3.48%          3.47%          2.20%          2.20%           2.70%2
     Ratio of net investment loss to
       average net assets:                           (2.22)%        (2.98)%        (1.61)%        (1.60)%         (1.48)%2
     Portfolio turnover rate                          14.62%          8.72%         27.70%         41.60%         18.16%


1 The AMIDEX35TM Israel Mutual Fund Class A shares commenced operations on November 19, 1999.
2     Annualized
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                                                                          ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Fiscal Year or Period
---------------------------------------------------------------------------------------------------------------------------

                                                                       AMIDEX35TM Israel Mutual Fund
                                                                                 Class C
                                                 --------------------------------------------------------------------------

                                                 For the Year   For the Year   For the Year   For the Year   For the Period
                                                    Ended          Ended          Ended          Ended          Ended
                                                 May 31, 2004   May 31, 2003   May 31, 2002   May 31, 2001   May 31, 20001
                                                  ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period              $     4.58     $     3.80     $     7.43     $    10.42     $    10.00
                                                  ----------     ----------     ----------     ----------     ----------

Investment Operations:
     Net investment loss                               (0.15)         (0.13)         (0.12)         (0.23)         (0.01)
     Net realized and unrealized gain (loss) on
        investments                                     1.01           0.91          (3.51)         (2.56)          0.43
                                                  ----------     ----------     ----------     ----------     ----------
          Total from investment operations              0.86           0.78          (3.63)         (2.79)          0.42
                                                  ----------     ----------     ----------     ----------     ----------

Distributions:
     From net realized capital gain                       --             --             --          (0.20)            --
                                                  ----------     ----------     ----------     ----------     ----------
          Total distributions                             --             --             --          (0.20)            --
                                                  ----------     ----------     ----------     ----------     ----------

Net Asset Value, End of Period                    $     5.44     $     4.58     $     3.80     $     7.43     $    10.42
                                                  ==========     ==========     ==========     ==========     ==========

Total Return (a)                                      18.78%         20.53%       (48.86)%       (27.32)%          4.20%

Ratios/Supplemental Data
     Net assets, end of period (in 000's)         $      560     $      489     $      464     $    1,305     $       38
     Ratio of expenses to average net assets:          4.20%          4.22%          2.95%          2.95%          2.51%2
     Ratio of net investment loss to
       average net assets:                           (2.92)%        (3.73)%        (2.31)%        (2.39)%        (2.14)%2
     Portfolio turnover rate                          14.62%          8.72%         27.70%         41.60%         18.16%


1 The AMIDEX35TM Israel Mutual Fund Class C shares commenced operations on May 19, 2000.
2     Annualized
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                                             ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------

                                                 AMIDEXTM Cancer Innovations & Healthcare Fund
                                                                    Class A
                                                 ---------------------------------------------

                                                  For the Year   For the Year   For the Period
                                                      Ended          Ended           Ended
                                                  May 31, 2004   May 31, 2003    May 31, 20021
                                                   ----------     ----------     ----------
Net Asset Value, Beginning of Period               $     8.50     $     8.12     $    10.00
                                                   ----------     ----------     ----------

Investment Operations:
      Net investment loss                               (0.34)         (0.16)         (0.02)
      Net realized and unrealized gain (loss) on
         investments                                     2.16           0.54          (1.86)
                                                   ----------     ----------     ----------
           Total from investment operations              1.82           0.38          (1.88)
                                                   ----------     ----------     ----------

Net Asset Value, End of Period                     $    10.32     $     8.50     $     8.12
                                                   ==========     ==========     ==========

Total Return (a)                                       21.41%          4.68%       (18.80)%

Ratios/Supplemental Data
      Net assets, end of period (in 000's)         $    1,057     $      946     $    1,023
      Ratio of expenses to average net assets:          4.56%          3.43%           1.24%2
      Ratio of net investment loss to
        average net assets:                           (3.57)%        (2.22)%         (0.29)%2
      Portfolio turnover rate                           0.00%          0.00%           0.00%


1 The AMIDEXTM Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
2     Annualized
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

    The accompanying notes are an integral part of the financial statements.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      AMIDEXTM Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35TM Mutual Fund, and the AMIDEXTM Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds"). Effective March 25, 2004, the AMIDEX35TM Mutual Fund changed its name to the AMIDEX35TM Israel Mutual Fund to better characterize its investment objectives and investments in Israeli securities. The Funds are non-diversified Funds. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Israel Mutual Fund and only Class A shares being offered in the AMIDEXTM Cancer Innovations & Healthcare Fund. Each class differs as to sales charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Funds' investment objectives are long term growth of capital. The AMIDEX35TM Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEXTM Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

      The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation--Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the pricing committee under the supervision of the Board of Directors. At May 31, 2004, no securities were valued as determined by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes--No provision for federal income taxes has been made since the AMIDEX35TM Israel Mutual Fund and the AMIDEXTM Cancer Innovations and Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains to its shareholders.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)


d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains. For the year ended May 31, 2004, net investment loss in the amount of $240,944 was reclassified to paid in capital for the AMIDEX35TM Israel Mutual Fund and net investment loss in the amount of $35,998 was reclassified as $2,646 to net realized gains and $33,352 to paid in capital for the AMIDEXTM Cancer Innovations and Healthcare Fund. These reclassifications had no affect on net assets.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

2.    CAPITAL SHARE TRANSACTIONS

      Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2004 were as follows:

                                             No-load
                                       Shares          Amount
Sold                                    230,690    $  1,997,284
Redeemed                               (196,406)     (1,644,621)
                                   ------------    ------------
Net Increase (Decrease)                  34,284    $    352,663
                                   ============    ============

                                             Class A
                                       Shares          Amount
Sold                                    132,045    $    913,142
Redeemed                                (59,499)       (378,818)
                                   ------------    ------------
Net Increase                             72,546    $    534,324
                                   ============    ============

                                             Class C
                                       Shares          Amount
Sold                                     24,330    $    117,239
Redeemed                                (28,009)       (142,758)
                                   ------------    ------------
Net Decrease                             (3,679)   $    (25,519)
                                   ============    ============

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

2.    CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2004 were as follows:

                                             Class A
                                       Shares          Amount
Sold                                     12,835    $    122,192
Redeemed                                (21,714)       (203,948)
                                   ------------    ------------
Net Decrease                             (8,879)   $    (81,756)
                                   ============    ============

      Transactions in shares of capital stock for the AMIDEX35TM Israel Mutual Fund for the year ended May 31, 2003 were as follows:

                                             No-load
                                       Shares          Amount
Sold                                    162,832    $  1,043,883
Redeemed                               (126,203)       (759,597)
                                   ------------    ------------
Net Increase                             36,629    $    284,286
                                   ============    ============

                                             Class A
                                       Shares          Amount
Sold                                     30,559    $    161,957
Redeemed                                (79,192)       (355,694)
                                   ------------    ------------
Net Decrease                            (48,633)   $   (193,737)
                                   ============    ============

                                             Class C
                                       Shares          Amount
Sold                                     16,468    $     62,034
Redeemed                                (31,920)       (113,418)
                                   ------------    ------------
Net Decrease                            (15,452)   $    (51,384)
                                   ============    ============


      Transactions in shares of the AMIDEXTM Cancer Innovations & Healthcare Fund for the year ended May 31, 2003 were as follows:

                                             Class A
                                       Shares          Amount
Sold                                     12,278    $     90,359
Redeemed                                (26,983)       (197,875)
                                   ------------    ------------
Net Decrease                            (14,705)   $   (107,516)
                                   ============    ============

                                             Class C
                                       Shares          Amount
Sold                                         --    $         --
Redeemed                                 (1,897)        (13,818)
                                   ------------    ------------
Net Decrease                             (1,897)   $    (13,818)
                                   ============    ============

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

3.    INVESTMENT TRANSACTIONS

      For the year ended May 31, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

                                                Purchases      Sales
AMIDEX35TM Israel Mutual Fund                   $1,770,427   $1,518,075
AMIDEXTM Cancer Innovations & Healthcare Fund           --      117,188

      There were no government securities purchased or sold during the period.

4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

      The Board of Directors, comprised of a sole Director, Clifford A. Goldstein, from September 1, 2002 to September 30, 2003, was managing the Funds' portfolios. A Special Meeting of Shareholders was held on September 15, 2003 and another investment adviser was appointed and a new Board of Directors was established. During the interim, the Board had contracted Gadi Beer to serve as a consultant to assist in the management of the Funds. For his services, Mr. Beer was receiving $6,000 per month. For the period from June 1, 2003 to September 30, 2003, Mr. Beer earned $23,967 of consulting fees, with $0 remaining payable at May 31, 2004 for both Funds.

      Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC ("II") to provide investment management services to the Funds. II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds. II also pays all expenses of marketing shares of the Funds and related bookkeeping. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds' daily net assets. For the period from October 1, 2003 to May 31, 2004, the AMIDEX35TM Israel Mutual Fund incurred $56,375 of advisory fees, with $7,842 remaining payable at May 31, 2004. For the period from October 1, 2003 to May 31, 2004, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $5,100 of advisory fees, with $719 remaining payable at May 31, 2004.

      Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement ("ASA") with II to provide administrative services to the Funds. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds' daily net assets. For the period from October 1, 2003 to May 31, 2004, the AMIDEX35TM Israel Mutual Fund incurred $7,411 of administrative fees, with $980 remaining payable at May 31, 2004. For the period from October 1, 2003 to May 31, 2004, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $685 of administrative fees, with $90 remaining payable at May 31, 2004. Directors of the Funds are also Officers of II.

      The Funds and the Funds' sole Director had entered into an Investment Company Services Agreement ("ICSA") with InCap Service Company ("ISC"), a wholly owned subsidiary of InCap Group, Inc., to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, ISC received $8,000 per month for the period from June 1, 2003 to September 30, 2003. A new ICSA between the Funds and ISC was approved by the Funds' sole Director, Clifford A. Goldstein, prior to the establishment of the new Board of Directors and became effective October 1, 2003. At its first formal meeting in January 2004, the new Board ratified and approved Mr. Goldstein's actions with regard to the ICSA with ISC. Under the new ICSA, ISC receives $11,000 per month. For the year ended May 31, 2004, ISC earned $119,956, with $0 remaining payable at May 31, 2004 for both Funds. Officers of the Funds are also employees of ISC.

      The Funds and the Adviser have entered into a Distribution Agreement with InCap Securities, Inc., a wholly owned subsidiary of InCap Group, Inc., to provide distribution services to the Funds. InCap Securities, Inc. serves as underwriter/distributor of the Funds.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS - continued

      A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

      The distribution plans for the shares in the AMIDEX35TM Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A shares in the AMIDEXTM Cancer Innovations & Healthcare Fund took effect November 1, 2001. For the year ended May 31, 2004, the AMIDEX35TM Israel Mutual Fund incurred $30,885 in 12b-1 fees. For the year ended May 31, 2004, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $2,523 in 12b-1 fees. InCap Securities, Inc. received $44 in 12b-1 fees from the AMIDEX35TM Israel Mutual Fund and $1,247 from the AMIDEXTM Cancer Innovations & Healthcare Fund.

      A new distribution plan was voted on and approved at a Special Meeting of Shareholders in September 2003. The prior distribution plan should have been renewed by August 3, 2002 by the Board of Directors of the Funds. Continuation of the plans required that a majority of those Directors who are not "interested persons" vote to continue the plans. Due to the fact that there were no Independent Directors available to vote on the plans as of August 3, 2002, the plans were approved and renewed by the sole Director, Clifford A. Goldstein. Mr. Goldstein's actions were ratified by the new Board of Directors at a meeting held on October 9, 2003.

5.    TAX MATTERS

      There were no distributions during the fiscal years 2004 and 2003 for the AMIDEX35TM Israel Mutual Fund or the AMIDEXTM Cancer Innovations & Healthcare Fund.

      As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                               AMIDEXTM Cancer
                                               AMIDEX35TM       Innovations &
                                           Israel Mutual Fund  Healthcare Fund
                                               ------------      ------------
Cost of investments for tax purposes           $ 19,476,371      $    989,739
Unrealized Appreciation / (Depreciation):
          Gross Appreciation                      1,870,094           198,787
          Gross Depreciation                     (9,353,086)         (145,711)
                                               ------------      ------------
Net Unrealized Appreciation / (Depreciation)   $ (7,482,992)     $     53,076

Undistributed Ordinary Income:                           --

Undistributed Long-term Capital Gains /
(Accumulated Losses), Net                        (3,112,649)           12,190
                                               ------------      ------------
          Distributable Earnings, Net          $(10,595,641)     $     65,266
                                               ============      ============

      The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses for the AMIDEX35TM Israel Mutual Fund.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

5.    TAX MATTERS - continued

      As of May 31, 2004 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

                              AMIDEX35TM                 AMIDEXTM Cancer
                          Israel Mutual Fund      Innovations & Healthcare Fund

Expiring in:   2010          $ (1,795,267)                     $ -
Expiring in:   2011          $   (100,824)                     $ -
Expiring in:   2012          $ (1,246,393)                     $ -

6.    CONCENTRATION OF RISK

      The AMIDEX35TM Israel Mutual Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

      A large portion of investments held by AMIDEX35TM Israel Mutual Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEXTM Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7.    SPECIAL MEETING OF SHAREHOLDERS

      As reported in the May 31, 2003 Annual Report, a Special Meeting of Shareholders was held in September 2003 to consider six proposals, which were as follows:

      1. To approve a new Investment Advisory agreement between the Company and Index Investments, LLC.

      2. To approve amendments to the AMIDEXTM Articles of Incorporation and the filing of Amended and Restated Articles of Incorporation.

      3. To approve a new slate of Directors to serve on the Board of Directors.

      4. To approve McCurdy & Associates CPA's, Inc. to serve as independent public accountants for the Company.

      5.    To approve a 12b-1 Distribution Plan.

      6. To grant the authority to transact such other business as may properly come before the shareholders of the Funds to the Board of Directors.

      Proposal two was not approved due to an insufficient amount of shareholder votes. The proposal required the presence of two thirds of the outstanding voting securities of the Company at the meeting. The meeting has been adjourned for the interim in order to solicit more shareholder votes so that voting requirements are met; however, on June 8, 2004, it was decided that there were insufficient votes present for the matter to pass. The Board is considering alternatives. All other proposals have been approved.

8.    BENEFICIAL OWNERSHIP

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2004, Wexford Clearing Corp. held 58.13% of Class A of AMIDEX35TM Israel Mutual Fund in an omnibus account for the benefit of others. As of May 31, 2004, Merrill Lynch held 62.06% of Class C of AMIDEX35TM Israel Mutual Fund in an omnibus account for the benefit of others. As of May 31, 2004, Merrill Lynch held 36.57% of Class A of AMIDEXTM Cancer Innovations & Healthcare Fund in an omnibus account for the benefit of others.

AMIDEXTM Funds, Inc.                                               ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004

9.    CHANGE OF AUDITORS

      On January 23, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Funds of its intention to resign as the Funds' independent auditors upon selection of replacement auditors.

      On February 27, 2004, the Funds' Audit Committee and Board of Directors selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Funds' auditors for the fiscal year ending May 31, 2004, to be effective upon the resignation of McCurdy.

      On March 12, 2004, upon receipt of notice that Cohen was selected as the Funds' auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Funds. McCurdy's reports on the AMIDEX35TM Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund financial statements for the fiscal year ended May 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements for such periods.

      Neither the Funds nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                        [Cohen McCurdy, Ltd. Letterhead]



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------


To The Shareholders and
Board of Directors of
AMIDEX Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of AMIDEX Funds, Inc. (the "Funds") comprising the AMIDEX35 Israel Mutual Fund and AMIDEX Cancer Innovations & Healthcare Mutual Fund as of May 31, 2004, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended May 31, 2003 and the financial highlights for the periods indicated prior to May 31, 2004 were audited by McCurdy & Associates, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of May 31, 2004 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting AMIDEX Funds, Inc. as of May 31, 2004, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy, Ltd.

Cohen McCurdy, Ltd.
Westlake, Ohio
August 18, 2004

                 DIRECTORS AND OFFICERS INFORMATION (Unaudited)

                                                  Term of                                       Number of
                                                Office and                                    Portfolios in
                              Position(s)        Length of                                    Fund Complex
                               Held with           Time          Principal Occupation(s)        Overseen        Other Directorships
Name, Address and Age1        The Company         Served2          During Past 5 Years        by Director3       Held by Director4
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------
Elliot Hershman                  Director     October 2003   Principal, Alpha Professional          2
Age 47                                                       Services, Dresher, PA, an
                                                             accounting and management
                                                             consulting practice, since
                                                             2001; Plant controller,
                                                             Forgent Corp., King of
                                                             Prussia, PA, a publicly held
                                                             global telecommunications
                                                             company, 1999 to 2001;
                                                             Accountant, Rudolph Palitz,
                                                             LLP, CPA's, Blue Bell, PA,
                                                             1997-1999.

Eli Gabay, Esq.                  Director     October 2003   Attorney, Solomon Sherman &            2
Age 44                                                       Gabay, Philadelphia, PA

Erica Levi                       Director     October 2003   Editor, Philadelphia                   2
Age 26                                                       Magazine; Editor Marion
                                                             Publications


OFFICERS
--------
Clifford A. Goldstein5           President        1999       President, Index Investments,         N/A                 N/A
Age 45                         and Director                  LLC, November 2002 to
                                                             present; President,
                                                             TransNations Investments,
                                                             LLC, Managing Partner and
                                                             Attorney with Weber,
                                                             Goldstein, Greenberg,
                                                             Gallagher, a general
                                                             litigation firm, since 1991.

Larry E. Beaver, Jr.6              Chief        May 2003     Fund Accounting Manager,              N/A       Treasurer, Commonwealth
630-A Fitzwatertown Road        Accounting                   InCap Service Co., May 2003                       International Series
Willow Grove, PA 19090            Officer                    to present; Fund Accounting                      Trust, since June 2003
Age 35                                                       Supervisor, Declaration
                                                             Group/InCap Service Co.,
                                                             October 2001 to April 2003;
                                                             Fund Accounting Supervisor,
                                                             PFPC, Inc., October 1999 to
                                                             September 2001; Fund
                                                             Accountant, PFPC, Inc., March
                                                             1998 to September 1999.

--------------
1 Each Director may be contacted by writing to the Director, c/o AMIDEXTM Funds, Inc., Chartwell Suites, 2621 Van Buren Avenue, Norristown, PA 19403.

2 Each Director holds office until he resigns, is removed or dies. The President and Chief Accounting Officer shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3 The Fund Complex consists of the Company. The Company has two portfolios, the AMIDEX35 TM Isreal Mutual Fund and the AMIDEXTM Cancer Innovations & Healthcare Fund.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5 Indicates an "interested person" as defined in the Investment Company Act of 1940.

6 The Company entered into an agreement related to its Distribution Plan with InCap Securities, Inc. which is an affiliate of InCap Service Company ("ISC"). Larry E. Beaver, Jr. is Fund Accounting Manager at ISC.

                    NOTICE OF PRIVACY POLICIES AND PROCEDURES

At AMIDEX Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

      o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

      o     The Fund's investment adviser; and

      o     Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former customers. If you believe that any information about you is not accurate, please let us know.

ITEM 2.   CODE OF ETHICS.

          AMIDEX Funds, Inc. has adopted a Code of Ethics and it is attached hereto as an exhibit. The Code applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether the registrant or a third party employs these individuals. There were no amendments during the period covered by the report. No waivers from a provision of the Code were granted during the period covered by the report. A copy of this Code of ethics is available free of charge, upon request, by contacting the fund directly at telephone 610-666-1330.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          AMIEEX Funds, Inc. Board of Directors has determined that Elliot Hershman, a member of the Board of Directors is the Audit Committee financial expert. Mr. Hershman is independent under applicable rules.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (A)  Audit Fees-

          The aggregate fees billed for each of the last two fiscal years for professional services rendered by a the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the account in connection with statutory and regulatory filings or engagements for those fiscal years were $22,955 and $24,580 respectively.

          (B) Audit-Related Fees-

          There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item.

          (C)  Tax Fees-

          Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $5,960 and $2,245 respectively.

          The fees were for preparation of IRS Form 1120-RIC and Form 8613 (exercise tax). No tax services were provided to registrant's investment adviser.

          (D)  All Other Fees -

          There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

          (E)  (1) Audit Committee's Pre-Approval Policies

          Registrant has adopted an audit committee charter to provide the Audit committee with guidance. The audit committee consists of two independent members of the board of directors. The charter calls for receipt and review of the principal accountant's written statement concerning independence; dialogue concerning relationships or services to others [which involved all service providers including registrant's custodian, investment adviser, transfer agent, fund accountants and administrator]; and, prior to the board of directors selecting registrant's auditor, review and assess services provided, fees charged and to be charged, and other relevant data. The audit committee charter contains, among other things, express provisions for selecting registrant's auditor and for pre-approving all permitted non-audit services. With respect to auditor selection, the charter expressly states that the audit committee is to consider:

               (a) the audit scope and plan to assure completeness and effective use of resources;

               (b) the auditor's formal written statement delineating relationships with registrant;

               (c) the auditor's relationships or service to others, which may impact objectivity or independence;

               (d)  rotation of audit partners; and

               (e)  fees or other compensation paid to the auditor.

          At the shareholders' meeting scheduled for September 2003, shareholders, among other things, elected directors and approved McCurdy & Associates CPA's, Inc. as registrant's independent public accountants. As set forth in the Proxy Statement for registrant's September 15, 2003 shareholders' meeting, from mid-2002 through late 2003, Clifford A. Goldstein was registrant's sole director and made all decisions with respect to selection of the auditor. Subsequent to shareholder action the audit for the year ended May 31, 2003 was completed and the new directors appointed an audit committee, adopted an audit committee charter, and ratified/approved action appointing Cohen McCurdy, LLP (successor to McCurdy & Associates CPA's, Inc.) and authorizing certain non-audit services for the year ended May 31, 2004.

          (E) (2)Percentages of services approved by the audit committee


                              Registrant       [Adviser]
                              ----------       ---------

          Audit-Related Fees:   100   %         N.A.   %
          Tax Fees:             100   %         N.A.   %
          All Other Fees:       N.A.  %         N.A.   %

          All services to registrant's principal accountant were pre-approved by registrant's board of directors as recommended by its audit committee.

          (F) There was no work performed by person other than the principal accountant's full time, permanent employees.

          (G) There were no non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant during the last two two fiscal years.

          (H) not applicable. There were no non audit services rendered to the registrant's investment adviser.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable

ITEM 6.   SCHEDULE OF INVESTMENT

          None


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable. Fund is an open-end management investment company.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable


ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          None


ITEM 10.  CONTROLS AND PROCEDURES.

          (a)The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

          (b)There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS

          (1) AMIDEX Funds, Inc.'s Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

          (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

          (3) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By Clifford A. Goldstein, President      /s/ Clifford A. Goldstein
                                        ---------------------------


Date  August 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Clifford A. Goldstein, President     /s/ Clifford A. Goldstein
                                        --------------------------


Date  August 18, 2004

By Larry E. Beaver, Jr.                /s/ Larry E. Beaver, Jr.
   Chief Accounting Officer            ---------------------------


Date  August 18, 2004